[DECHERT LETTERHEAD]

June 16, 2009

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hartford HLS Series Fund II, Inc. – Registration Statement on Form N-14

(File Nos. 033-03920, 811-004615)

Ladies and Gentlemen:

On behalf of Hartford HLS Series Fund II, Inc. (the “Registrant”), attached for filing by means of the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended. This Form N-14 is being filed in connection with the proposed reorganization in which Hartford Growth Opportunities HLS Fund (the “Acquiring Fund”) will acquire all of the assets of Hartford LargeCap Growth HLS Fund, each a series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of Hartford LargeCap Growth HLS Fund.

No fees are required in connection with this filing. Please call the undersigned at 212.641.5691 with any questions regarding the attached.

Sincerely,

/s/ Kevin M. Bopp

Kevin M. Bopp

cc:	Michael G. Phillips